Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Trade payables	$ 4,326	$ 7,655
Accrued compensation	2,918	2,198
Accrued legal costs	680	2,513
Dividends	4,527	4,272
Success fee obligation	4,358	4,401
Patent acquisition liability	5,000
Accrued other	3,203	1,367
Accrued liabilities current	$ 25,012	$ 22,406